Pensions and Other Employee Benefits (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S. based Pension Plans [Member]
Equity securities:
Fair value of company's plan assets	$ 1,460	$ 1,333
U.S. based Pension Plans [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	1,065	924
U.S. based Pension Plans [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	395	409
U.S. based Pension Plans [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | U.S. Equity [Member]
Equity securities:
Fair value of company's plan assets	712	642
U.S. based Pension Plans [Member] | U.S. Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	712	642
U.S. based Pension Plans [Member] | U.S. Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | U.S. Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | International Equity [Member]
Equity securities:
Fair value of company's plan assets	165	163
U.S. based Pension Plans [Member] | International Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	65	50
U.S. based Pension Plans [Member] | International Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	100	113
U.S. based Pension Plans [Member] | International Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | Fixed Income - Investment Grade [Member]
Equity securities:
Fair value of company's plan assets	374	307
U.S. based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	188	154
U.S. based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	186	153
U.S. based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | Fixed Income - High Yield [Member]
Equity securities:
Fair value of company's plan assets	86	82
U.S. based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	86	82
U.S. based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | Real Estate Investment Trusts [Member]
Equity securities:
Fair value of company's plan assets	100	78
U.S. based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	100	78
U.S. based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | Other [Member]
Equity securities:
Fair value of company's plan assets	23	61
U.S. based Pension Plans [Member] | Other [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | Other [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	23	61
U.S. based Pension Plans [Member] | Other [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member]
Equity securities:
Fair value of company's plan assets	252	252
Canadian based Pension Plans [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	124	71
Canadian based Pension Plans [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	128	181
Canadian based Pension Plans [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | U.S. Equity [Member]
Equity securities:
Fair value of company's plan assets	40	43
Canadian based Pension Plans [Member] | U.S. Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	29	32
Canadian based Pension Plans [Member] | U.S. Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	11	11
Canadian based Pension Plans [Member] | U.S. Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | International Equity [Member]
Equity securities:
Fair value of company's plan assets	109	106
Canadian based Pension Plans [Member] | International Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	90	35
Canadian based Pension Plans [Member] | International Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	19	71
Canadian based Pension Plans [Member] | International Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Fixed Income - Investment Grade [Member]
Equity securities:
Fair value of company's plan assets	93	92
Canadian based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	93	92
Canadian based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Fixed Income - High Yield [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Real Estate Investment Trusts [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Other [Member]
Equity securities:
Fair value of company's plan assets	10	11
Canadian based Pension Plans [Member] | Other [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	5	4
Canadian based Pension Plans [Member] | Other [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	5	7
Canadian based Pension Plans [Member] | Other [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. [Member]
Allowable range for each major category of the plans' assets and weighted-average asset allocations by asset category
Domestic equity	49.00%	48.00%
Domestic equity, minimum range	30.00%
Domestic equity, maximum range	60.00%
International equity	11.00%	12.00%
International equity, minimum range	10.00%
International equity, maximum range	20.00%
Fixed income securities	31.00%	29.00%
Fixed income securities, minimum range	20.00%
Fixed income securities, maximum range	40.00%
Real estate securities	7.00%	6.00%
Real estate securities, minimum range	0.00%
Real estate securities, maximum range	15.00%
Other, primarily cash and cash equivalents	2.00%	5.00%
Other, primarily cash and cash equivalents, minimum range	0.00%
Other, primarily cash and cash equivalents, maximum range	15.00%
Total	100.00%	100.00%
Canada [Member]
Allowable range for each major category of the plans' assets and weighted-average asset allocations by asset category
Domestic equity	17.00%	21.00%
Domestic equity, minimum range	15.00%
Domestic equity, maximum range	30.00%
International equity	42.00%	38.00%
International equity, minimum range	20.00%
International equity, maximum range	50.00%
Fixed income securities	37.00%	36.00%
Fixed income securities, minimum range	25.00%
Fixed income securities, maximum range	55.00%
Real estate securities	0.00%
Real estate securities, minimum range	0.00%
Real estate securities, maximum range	0.00%
Other, primarily cash and cash equivalents	4.00%	5.00%
Other, primarily cash and cash equivalents, minimum range	0.00%
Other, primarily cash and cash equivalents, maximum range	15.00%
Total	100.00%	100.00%
Postretirement Benefit Plans Assets [Member]
Equity securities:
Fair value of company's plan assets	42	39
Postretirement Benefit Plans Assets [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	37	34
Postretirement Benefit Plans Assets [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	5	5
Postretirement Benefit Plans Assets [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | U.S. Equity [Member]
Equity securities:
Fair value of company's plan assets	24	22
Postretirement Benefit Plans Assets [Member] | U.S. Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	24	22
Postretirement Benefit Plans Assets [Member] | U.S. Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | International Equity [Member]
Equity securities:
Fair value of company's plan assets	2	2
Postretirement Benefit Plans Assets [Member] | International Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | International Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | International Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | Fixed Income - Investment Grade [Member]
Equity securities:
Fair value of company's plan assets	13	12
Postretirement Benefit Plans Assets [Member] | Fixed Income - Investment Grade [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	11	10
Postretirement Benefit Plans Assets [Member] | Fixed Income - Investment Grade [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	2	2
Postretirement Benefit Plans Assets [Member] | Fixed Income - Investment Grade [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | Fixed Income - High Yield [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | Fixed Income - High Yield [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | Fixed Income - High Yield [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | Real Estate Investment Trusts [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | Real Estate Investment Trusts [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | Real Estate Investment Trusts [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | Other [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | Other [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | Other [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets